License Agreement/Revenue Recognition	12 Months Ended
Jun. 30, 2017
License Agreement/Revenue Recognition [Abstract]
License Agreement/Revenue Recognition

Note 4 – License Agreement/Revenue Recognition

During 2011, Ampio Pharmaceuticals, Inc., (“Ampio”), Aytu’s former parent company, entered into a license, development and commercialization agreement with a major Korean pharmaceutical company which was assigned to Vyrix when it was formed in 2013. The agreement grants the pharmaceutical company exclusive rights to market Zertane in South Korea for the treatment of premature ejaculation (“PE”) and for a combination drug to be developed, utilizing Zertane and an erectile dysfunction drug. Upon signing of the agreement, Ampio received a $500,000 upfront payment, the net proceeds of which were $418,000 after withholding of Korean tax. The upfront payment was deferred and was being recognized as license revenue over a ten-year period. Milestone payments of $3.2 million could have been earned and recognized contingent upon achievement of regulatory approvals and cumulative net sales targets, which could have taken several years. In addition, Aytu could have earned a royalty based on 25% of net sales, as defined, if the royalty exceeded the transfer price of the Zertane product. No royalties have been earned to date.

In April 2014, Vyrix entered into a Distribution and License Agreement (the “Paladin Agreement”) with Endo Ventures Limited, which acquired Paladin Labs Inc. (“Paladin”), whereby Paladin has exclusive rights to market, sell and distribute Zertane in Canada, the Republic of South Africa, certain countries in Sub Saharan Africa, Colombia and Latin America. The Paladin Agreement expires on a country by country basis upon the later of 15 years after the first commercial sale of the product in that country or expiration of market exclusivity for Zertane in that country. Paladin paid $250,000 to Vyrix upon signing the Paladin Agreement and is obligated to make milestone payments aggregating up to $3.0 million based upon achieving Canadian and South African product regulatory approval and achieving specific sales goals. The upfront payment was deferred and was being recognized as license revenue over a seven-year period. In addition, the Paladin Agreement provides that Paladin pay royalties based on sales volume.

At the end of fiscal 2016, Aytu determined that the Zertane asset had no further value as Aytu did not have the resources to complete the necessary clinical trials and bring it to market before the patents expire. The remaining deferred revenue of $426,000 was recognized as of June 30, 2016.